Operating segment data (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)
Operating segment data
Aeronautical revenues	$ 566,113	$ 10,190,720	$ 9,136,885	$ 8,931,657
Non-aeronautical revenues	192,224	3,460,258	3,075,881	2,627,423
Construction services revenues	128,516	2,313,436	2,860,190	2,898,000
Depreciation and amortization	48,754	877,625	756,983	641,343
Operating Income	496,689	8,940,999	8,083,212	8,066,909
Assets per segment	1,718,634		27,233,060	25,237,595	$ 30,937,471
Liabilities per segment	1,083,863		16,688,823	15,399,093	19,510,839
MDP Expenditures and other Capital Expenditures			3,480,600	3,643,876	2,714,345
Investments in airport concessions	$ 1,130,606		18,715,808	16,421,304	20,352,266
Operating segments
Operating segment data
Aeronautical revenues		10,290,797	9,227,212	9,015,860
Non-aeronautical revenues		9,055,310	8,007,295	7,571,384
Construction services revenues		2,313,436	2,860,191	2,898,000
Depreciation and amortization		888,602	768,069	652,567
Operating Income		12,110,835	11,143,146	11,101,920
Assets per segment			54,616,195	50,169,364	62,649,690
Liabilities per segment			26,335,744	22,911,658	31,566,436
MDP Expenditures and other Capital Expenditures			3,480,600	3,643,876	2,714,345
Investments in airport concessions			18,804,169	16,508,263	20,442,026
Operating segments | Monterrey
Operating segment data
Aeronautical revenues		5,242,914	4,501,253	4,254,275
Non-aeronautical revenues		1,031,997	936,723	833,676
Construction services revenues		1,580,990	1,412,657	1,125,682
Depreciation and amortization		310,978	272,079	225,581
Operating Income		1,690,922	1,502,974	1,503,933
Assets per segment			11,699,025	10,323,349	14,591,853
Liabilities per segment			4,272,343	2,927,224	5,967,823
MDP Expenditures and other Capital Expenditures			1,424,588	1,237,299	1,617,371
Investments in airport concessions			8,008,814	6,842,886	9,302,564
Operating segments | Acapulco
Operating segment data
Aeronautical revenues		261,093	217,608	326,157
Non-aeronautical revenues		31,793	22,793	38,184
Construction services revenues		64,433	33,770	64,558
Depreciation and amortization		50,366	48,330	48,495
Operating Income		67,590	62,311	107,762
Assets per segment			1,604,089	1,565,723	1,568,898
Liabilities per segment			310,600	320,234	222,776
MDP Expenditures and other Capital Expenditures			41,038	71,705	67,670
Investments in airport concessions			1,297,540	1,311,101	1,311,813
Operating segments | Mazatlan
Operating segment data
Aeronautical revenues		700,023	720,754	596,145
Non-aeronautical revenues		81,827	74,700	66,801
Construction services revenues		62,995	93,980	114,235
Depreciation and amortization		27,578	24,449	22,941
Operating Income		180,428	218,487	196,083
Assets per segment			1,619,292	1,532,767	1,741,901
Liabilities per segment			263,697	208,420	426,125
MDP Expenditures and other Capital Expenditures			101,673	139,367	64,849
Investments in airport concessions			859,335	789,260	894,885
Operating segments | Zihuatanejo
Operating segment data
Aeronautical revenues		317,744	278,413	253,766
Non-aeronautical revenues		39,717	33,677	27,868
Construction services revenues		43,570	76,457	78,863
Depreciation and amortization		33,325	24,367	22,150
Operating Income		82,493	86,280	83,393
Assets per segment			935,729	913,976	996,716
Liabilities per segment			219,863	251,686	271,867
MDP Expenditures and other Capital Expenditures			108,371	146,683	48,992
Investments in airport concessions			854,736	801,841	865,190
Operating segments | Chihuahua
Operating segment data
Aeronautical revenues		726,552	657,424	651,442
Non-aeronautical revenues		101,182	76,798	66,514
Construction services revenues		132,290	262,848	153,019
Depreciation and amortization		42,625	34,364	30,434
Operating Income		244,824	202,178	212,353
Assets per segment			1,532,746	1,366,801	1,759,004
Liabilities per segment			645,406	539,326	868,476
MDP Expenditures and other Capital Expenditures			276,307	252,864	148,099
Investments in airport concessions			1,185,637	956,330	1,276,037
Operating segments | Culiacan
Operating segment data
Aeronautical revenues		797,748	788,821	877,897
Non-aeronautical revenues		77,071	75,962	74,315
Construction services revenues		97,838	349,946	431,568
Depreciation and amortization		49,245	26,947	26,344
Operating Income		207,143	239,274	281,698
Assets per segment			1,928,000	1,689,917	2,168,105
Liabilities per segment			958,819	685,822	1,046,880
MDP Expenditures and other Capital Expenditures			379,153	442,301	138,628
Investments in airport concessions			1,534,881	1,211,187	1,583,755
Operating segments | Durango
Operating segment data
Aeronautical revenues		233,720	210,082	194,373
Non-aeronautical revenues		17,894	16,277	13,853
Construction services revenues		29,736	60,909	132,316
Depreciation and amortization		20,297	17,087	12,048
Operating Income		58,064	62,330	61,587
Assets per segment			606,772	595,674	655,923
Liabilities per segment			235,561	265,070	266,121
MDP Expenditures and other Capital Expenditures			62,185	136,369	34,464
Investments in airport concessions			527,770	483,360	537,363
Operating segments | San Luis Potosi
Operating segment data
Aeronautical revenues		351,900	309,346	296,570
Non-aeronautical revenues		82,268	62,725	39,762
Construction services revenues		45,955	71,414	116,144
Depreciation and amortization		34,614	32,395	28,799
Operating Income		98,559	102,455	99,479
Assets per segment			1,083,618	1,040,924	1,185,556
Liabilities per segment			736,735	709,305	704,761
MDP Expenditures and other Capital Expenditures			123,868	118,038	50,524
Investments in airport concessions			881,595	842,221	893,077
Operating segments | Tampico
Operating segment data
Aeronautical revenues		240,280	211,673	206,586
Non-aeronautical revenues		28,814	27,321	25,573
Construction services revenues		43,662	74,019	81,292
Depreciation and amortization		26,718	23,957	20,084
Operating Income		62,297	65,635	68,667
Assets per segment			749,145	724,399	793,311
Liabilities per segment			279,564	244,303	349,085
MDP Expenditures and other Capital Expenditures			82,937	139,318	52,156
Investments in airport concessions			676,574	626,373	693,609
Operating segments | Torreon
Operating segment data
Aeronautical revenues		340,115	313,768	288,548
Non-aeronautical revenues		33,141	31,390	27,073
Construction services revenues		23,549	80,868	71,347
Depreciation and amortization		15,207	13,407	12,125
Operating Income		86,136	95,044	93,315
Assets per segment			601,685	602,710	624,411
Liabilities per segment			239,434	236,674	275,760
MDP Expenditures and other Capital Expenditures			93,835	103,514	37,032
Investments in airport concessions			479,033	411,432	487,485
Operating segments | Zacatecas
Operating segment data
Aeronautical revenues		180,403	150,950	175,109
Non-aeronautical revenues		15,620	13,670	13,353
Construction services revenues		20,073	11,330	44,982
Depreciation and amortization		12,471	11,763	11,668
Operating Income		57,980	43,188	55,681
Assets per segment			350,164	377,824	406,366
Liabilities per segment			145,098	160,612	187,823
MDP Expenditures and other Capital Expenditures			18,925	53,008	26,823
Investments in airport concessions			315,061	315,380	322,761
Operating segments | Ciudad Juarez
Operating segment data
Aeronautical revenues		738,964	696,838	719,269
Non-aeronautical revenues		84,421	61,636	53,050
Construction services revenues		136,442	320,251	459,571
Depreciation and amortization		51,391	40,335	19,808
Operating Income		225,818	208,856	228,434
Assets per segment			1,982,146	1,732,844	2,361,278
Liabilities per segment			1,176,899	921,913	1,255,542
MDP Expenditures and other Capital Expenditures			325,507	460,640	225,034
Investments in airport concessions			1,493,955	1,212,467	1,580,321
Operating segments | Reynosa
Operating segment data
Aeronautical revenues		159,341	170,282	175,723
Non-aeronautical revenues		17,126	16,159	13,111
Construction services revenues		31,903	11,742	24,423
Depreciation and amortization		28,589	27,550	26,486
Operating Income		52,195	51,338	55,852
Assets per segment			835,746	881,059	873,688
Liabilities per segment			358,361	408,348	185,547
MDP Expenditures and other Capital Expenditures			62,455	34,726	33,102
Investments in airport concessions			689,238	704,425	693,166
Operating segments | NH T2 Hotel
Operating segment data
Non-aeronautical revenues		339,748	329,348	277,536
Depreciation and amortization		57,575	57,371	51,532
Operating Income		100,177	94,758	77,121
Assets per segment			411,128	462,707	355,807
Liabilities per segment			185,716	216,047	177,152
MDP Expenditures and other Capital Expenditures			5,111	31,412	11,064
Operating segments | Hilton Garden Inn
Operating segment data
Non-aeronautical revenues		141,945	135,650	115,248
Depreciation and amortization		11,824	12,300	11,799
Operating Income		48,549	45,296	34,809
Assets per segment			186,096	208,732	183,586
Liabilities per segment			47,925	50,902	58,348
MDP Expenditures and other Capital Expenditures			1,413	3,339
Operating segments | VYNMSA
Operating segment data
Non-aeronautical revenues		217,904	153,095	91,996
Depreciation and amortization		46,407	48,379	41,346
Operating Income		145,704	78,434	38,901
Assets per segment			1,118,509	797,012	1,223,794
Liabilities per segment			881,216	552,521	958,834
MDP Expenditures and other Capital Expenditures			331,963	205,741	114,751
Operating segments | Other Segment
Operating segment data
Non-aeronautical revenues		6,712,842	5,939,371	5,793,471
Depreciation and amortization		69,392	52,989	40,927
Operating Income		8,701,956	7,984,308	7,902,852
Assets per segment			27,372,305	25,352,946	31,159,493
Liabilities per segment			15,378,507	14,213,251	18,343,516
MDP Expenditures and other Capital Expenditures			41,271	67,552	43,786
Eliminations
Operating segment data
Aeronautical revenues		(100,077)	(90,327)	(84,203)
Non-aeronautical revenues		(5,595,052)	(4,931,414)	(4,943,961)
Construction services revenues			(1)
Depreciation and amortization		(10,977)	(11,086)	(11,224)
Operating Income		$ (3,169,836)	(3,059,934)	(3,035,011)
Assets per segment			(27,383,135)	(24,931,769)	(31,712,219)
Liabilities per segment			(9,646,921)	(7,512,565)	(12,055,597)
Investments in airport concessions			$ (88,361)	$ (86,959)	$ (89,760)